Debt - asset-backed financing (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade and other receivables	€ 8,553	€ 7,854
Asset-backed financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade and other receivables	€ 357	€ 410